Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Feb. 28, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Norwegian Epic Term Loan EUR (€)	Dec. 31, 2011 Norwegian Epic Term Loan EUR (€)	Sep. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 11.75% Senior Secured Notes USD ($)	Dec. 31, 2011 11.75% Senior Secured Notes USD ($)	Sep. 30, 2013 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2012 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2011 Pride of Hawai'i Loan EUR (€)	Jan. 31, 2013 9.50% Senior Unsecured Notes	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 Norwegian Jewel Term Loan USD ($)	Sep. 30, 2013 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2011 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan EUR (€)	Dec. 31, 2011 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway Two Loan EUR (€)	Dec. 31, 2011 Breakaway Two Loan EUR (€)	Dec. 31, 2012 Breakaway Three Loan EUR (€)	Sep. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)	Dec. 31, 2011 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan One EUR (€)	Dec. 31, 2011 Norwegian Jewel Term Loan One EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)
Debt Instrument [Line Items]
Debt, principal amount				€ 662.9	€ 662.9	€ 624.0	€ 624.0	€ 624.0	$ 450.0	$ 450.0	€ 308.1	€ 308.1	€ 308.1		$ 350.0	$ 350.0	€ 126.1	$ 334.1	$ 334.1	$ 334.1	€ 258.0	€ 258.0	€ 258.0	$ 750.0	$ 750.0	€ 529.8	€ 529.8	€ 529.8	€ 529.8	€ 529.8	€ 590.5	€ 40.0	€ 40.0	€ 40.0	€ 126.0	€ 126.0	€ 126.1	€ 126.0	€ 126.0
Debt, stated interest rate	5.00%								11.75%	11.75%				9.50%	9.50%	9.50%
Debt, unamortized original issue discount		3.4	4.1						3.4	4.1
Debt, unamortized premium		$ 5.4													$ 5.4